Stock Options (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Fair Value Disclosures [Abstract]
Stock Options	4,000,000		4,000,000
Exercise Period	2 years	2 years
Price per Share	$ 0.70		$ 0.70
Fair Value of Options		$ 1,866,302
Fair Value, per Option		$ 0.74